THE MAINSTAY GROUP OF FUNDS

Supplement dated January 4, 2013 (“Supplement”) to the Statement of Additional Information,

dated February 28, 2012, as amended December 17, 2012

This Supplement updates certain information contained in the Statement of Additional Information for MainStay Group of Funds (the “Funds”). You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available at mainstayinvestments.com. Please review this important information carefully.

Effective January 1, 2013, the following changes to the Funds’ Board of Directors/Trustees (the “Board”) and the Board’s committees occurred:

Chairman of the Board

Peter Meenan succeeded Susan Kerley as Chairman of the Board. Ms. Kerley will remain a member of the Board.

Audit Committee

The members of the Audit Committee are Alan R. Latshaw (Chairman), John A. Weisser, Jr. and Roman L. Weil.

Contracts Committee

The members of the Contracts Committee are Susan Kerley (Chairman), Peter Meenan, Richard H. Nolan, Jr., and Richard S. Trutanic.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Cornerstone Growth Fund

Supplement dated January 4, 2013 (“Supplement”) to the Statement of Additional Information,

dated November 2, 2012

This Supplement updates certain information contained in the Statement of Additional Information for MainStay Cornerstone Growth Fund (the “Fund”), a series of MainStay Funds Trust (the “Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. Please note that the Fund remains closed to all new investors. Please review this important information carefully.

Effective January 1, 2013, the following changes to the Trust’s Board of Trustees (the “Board”) and the Board’s committees occurred:

Chairman of the Board

Peter Meenan succeeded Susan Kerley as Chairman of the Board. Ms. Kerley will remain a member of the Board.

Audit Committee

The members of the Audit Committee are Alan R. Latshaw (Chairman), John A. Weisser, Jr. and Roman L. Weil.

Contracts Committee

The members of the Contracts Committee are Susan Kerley (Chairman), Peter Meenan, Richard H. Nolan, Jr., and Richard S. Trutanic.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Marketfield Fund

Supplement dated January 4, 2013 (“Supplement”) to the Statement of Additional Information,

dated October 5, 2012

This Supplement updates certain information contained in the Statement of Additional Information for MainStay Marketfield Fund (the “Fund”), a series of MainStay Funds Trust (the “Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective January 1, 2013, the following changes to the Trust’s Board of Trustees (the “Board”) and the Board’s committees occurred:

Chairman of the Board

Peter Meenan succeeded Susan Kerley as Chairman of the Board. Ms. Kerley will remain a member of the Board.

Audit Committee

The members of the Audit Committee are Alan R. Latshaw (Chairman), John A. Weisser, Jr. and Roman L. Weil.

Contracts Committee

The members of the Contracts Committee are Susan Kerley (Chairman), Peter Meenan, Richard H. Nolan, Jr., and Richard S. Trutanic.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.